SCHEDULE OF NET INCOME (LOSS) PER COMMON SHARE (Details) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2026	May 31, 2025	Feb. 28, 2026	Feb. 28, 2025
Earnings Per Share [Abstract]
Net loss available to common shareholders	$ (5,715,838)	$ (4,594,018)	$ (14,510,251)	$ (18,935,592)
Less redemption dividend to Series F and Series B preferred shareholders			(114,561)	(423,476)
Net loss adjusted for common stock equivalents	$ (5,826,698)	$ (4,606,091)	$ (14,624,812)	$ (19,358,968)
Weighted average shares – basic	325,956,059	155,176,712	202,908,578	116,476,733
Net loss per share – basic	$ (0.02)	$ (0.03)	$ (0.07)	$ (0.16)
Weighted average shares – diluted	325,956,059	155,176,712	202,908,578	116,476,733
Net loss per share – diluted	$ (0.02)	$ (0.03)	$ (0.07)	$ (0.16)
Less: dividends to C preferred shareholders	(110,860)	(12,073)